Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.48%
Banks - 1.92%
Glacier Bancorp, Inc.	170,555	9,261,136
Biotechnology - 1.31%
Gilead Sciences, Inc.	92,000	6,341,560
Building Products - 2.41%
Carrier Global Corp.	215,200	11,646,624
Capital Markets - 6.45%
Nasdaq, Inc.	45,830	9,314,031
S&P Global, Inc.	24,688	11,251,062
T Rowe Price Group, Inc.	52,940	10,585,353
		31,150,446
Chemicals - 4.34%
Air Products and Chemicals, Inc.	29,786	8,561,688
The Sherwin-Williams Co.	37,500	12,421,500
		20,983,188
Commercial Services & Supplies - 2.28%
Republic Services, Inc.	83,500	11,043,710
Containers & Packaging - 1.61%
AptarGroup, Inc.	65,000	7,773,350
Diversified Telecommunication Services - 1.22%
Verizon Communications, Inc.	117,100	5,886,617
Electric Utilities - 4.20%
NextEra Energy, Inc.	155,116	13,460,967
Xcel Energy, Inc.	107,673	6,862,000
		20,322,967
Food & Staples Retailing - 4.47%
Casey's General Stores, Inc.	45,500	8,840,195
Costco Wholesale Corp.	23,700	12,783,306
		21,623,501
Food Products - 2.56%
John B. Sanfilippo & Son, Inc.	62,179	5,123,550
McCormick & Co., Inc.	84,419	7,244,838
		12,368,388
Gas Utilities - 1.91%
Atmos Energy Corp.	102,300	9,239,736
Health Care Equipment & Supplies - 5.38%
Abbott Laboratories	72,500	9,118,325
Becton Dickinson and Co.	26,708	6,333,535
STERIS plc (a)	48,327	10,560,899
		26,012,759
Hotels, Restaurants & Leisure - 1.66%
McDonald's Corp.	32,793	8,021,168
Household Products - 2.88%
Kimberly-Clark Corp.	47,500	6,189,725
The Clorox Co.	47,595	7,750,846
		13,940,571
Insurance - 3.30%
Arthur J. Gallagher & Co.	97,870	15,943,023
IT Services - 8.65%
Accenture plc (a)	30,454	10,884,260
Automatic Data Processing, Inc.	48,500	11,198,165
Fidelity National Information Services, Inc.	49,000	5,120,500
Jack Henry & Associates, Inc.	41,235	6,252,463
MasterCard, Inc. - Class A	26,510	8,348,529
		41,803,917
Machinery - 3.66%
Illinois Tool Works, Inc.	37,598	8,728,376
Snap-on, Inc.	43,510	8,959,144
		17,687,520
Multiline Retail - 1.65%
Dollar General Corp.	36,000	7,966,800
Multi-Utilities - 1.61%
WEC Energy Group, Inc.	89,357	7,767,804
Oil, Gas & Consumable Fuels - 1.87%
Exxon Mobil Corp.	150,786	9,023,034
Pharmaceuticals - 2.47%
Johnson & Johnson	39,124	6,100,606
Merck & Co., Inc.	77,920	5,836,987
		11,937,593
Semiconductors & Semiconductor Equipment - 5.69%
Analog Devices, Inc.	72,499	13,067,945
QUALCOMM, Inc.	79,909	14,428,369
		27,496,314
Software - 2.90%
Intuit, Inc.	21,500	14,024,450
Specialty Retail - 4.96%
Home Depot, Inc.	30,000	12,018,300
Tractor Supply Co.	53,000	11,942,490
		23,960,790
Technology Hardware, Storage & Peripherals - 5.37%
Apple, Inc.	156,888	25,933,586
Textiles, Apparel & Luxury Goods - 1.02%
VF Corp.	68,571	4,918,598
Trading Companies & Distributors - 4.73%
Fastenal Co.	188,270	11,139,936
Watsco, Inc.	40,000	11,708,400
		22,848,336
TOTAL COMMON STOCKS (Cost $264,088,522)		446,927,486

REAL ESTATE INVESTMENT TRUSTS - 5.56%
American Tower Corp.	36,300	9,528,024
Digital Realty Trust, Inc.	48,000	8,051,520
Equinix, Inc.	11,460	9,307,812
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $18,321,940)		26,887,356

SHORT-TERM INVESTMENTS - 1.77%
Fidelity Investments Money Market Funds - Government Portfolio - Class I (b)	8,547,501	8,547,501
TOTAL SHORT-TERM INVESTMENTS (Cost $8,547,501)		8,547,501

Total Investments (Cost $290,957,963) - 99.81%		482,362,343
Other Assets in Excess of Liabilities - 0.19%		921,624
TOTAL NET ASSETS - 100.00%		$483,283,967

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of November 30, 2021.

Abbreviations:
plc	public limited company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial
Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market”
for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield to maturity method. Constant yield amortization takes into account the income that is produced on a debt security.
This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into
U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the
Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2021.

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$446,927,486	$-	$-	$446,927,486
Real Estate Investment Trusts	26,887,356	-	-	26,887,356
Short-Term Investments	8,547,501	-	-	8,547,501
Total Investments in Securities	$482,362,343	$-	$-	$482,362,343

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the period ended November 30, 2021, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.